Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Event [Abstract]
Subsequent Events

23. Subsequent events

On January 29, 2019, the Company established Gravity Game Tech. Co., Ltd, a wholly owned subsidiary in Thailand. And on February 7, 2019, the Company established PT. Gravity Game Link Co., Ltd, a joint venture in Indonesia.